Leases - Schedule of Minimum Future Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating
2021	$ 10,566
2022	11,075
2023	9,772
2024	8,158
2025	6,641
Thereafter	20,721
Total minimum lease payments	66,933
Less: amount representing interest	0
Lease liabilities	66,933
Capital
2021	1,038
2022	919
2023	586
2024	271
2025	0
Thereafter	0
Total minimum lease payments	2,814
Less: amount representing interest	(358)
Lease liabilities	2,456
Total
2021	11,604
2022	11,994
2023	10,358
2024	8,429
2025	6,641
Thereafter	20,721
Total minimum lease payments	69,747
Less: amount representing interest	(358)
Lease liabilities	69,389
Rent expenses	$ 11,600	$ 6,100